7. Derivative Liabilities - Derivative Liabilities - Assumptions Used (Details)	12 Months Ended
Dec. 31, 2014
Commitment Date | Minimum
Expected dividends	0.00%
Expected volatility	150.00%
Expected term	2 years
Risk free interest rate	0.29%
Commitment Date | Maximum
Expected term	5 years
Risk free interest rate	1.68%
Remeasurement Date | Minimum
Expected dividends	0.00%
Expected volatility	150.00%
Expected term	10 months
Risk free interest rate	0.67%
Remeasurement Date | Maximum
Expected term	3 years 10 months
Risk free interest rate	1.65%